Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Emerging Growth Company
Emerging Growth Company
— Following the Business Combination, the Company qualifies as an emerging growth company (‘‘EGC’’) as defined in the Jumpstart our Business Startups (‘‘JOBS’’) Act. The JOBS Act permits companies with EGC status to take advantage of an extended transition period to comply with new or revised accounting standards, delaying the adoption of these accounting standards until they would apply to private companies. The Company intends to use this extended transition period to enable us to comply with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date the Company (i) is no longer an EGC or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, the consolidated financial statements may not be comparable to companies that comply with the new or revised accounting standards as of public company effective dates.

Use of Estimates
Use of Estimates
— The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures. Such management estimates include, but are not limited to, the fair value of share-based awards, the fair value of the convertible preferred stock warrants, the fair value of the Forward Warrant Agreement (as defined below) , the fair value of derivative warrant liabilities, the fair value of Sponsor Vesting Shares issued in connection with the business combination (See Note 3), goodwill and intangible assets, accrued liabilities and contingencies, depreciation and amortization periods, revenue recognition and accounting for income taxes. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustments when facts and circumstances dictate. These estimates are based on information available as of the date of the consolidated financial statements; therefore, actual results could differ from those estimates.

Principals of Consolidation
Principals of Consolidation
—The consolidated financial statements include the accounts of Rigetti and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Reclassifications	Reclassifications — Certain amounts reported previously have been reclassified to conform to current presentation, with no effect on stockholders’ equity or net loss as previously presented.
Segments
Segments
— Operating segments are defined as components of an entity for which discrete financial information is available and that information is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s Chief Executive Officer is its CODM, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. The Company’s CODM reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources and evaluating financial performance. As such, the Company has determined that it operates in one operating and one reportable segment.

Foreign Currency
Foreign Currency
— The Company’s reporting currency is the US dollar. The functional currencies of the Company’s foreign subsidiaries are the local currencies (UK pounds sterling, Australian dollar and Canadian Dollar), which are the monetary unit of account of the principal economic environment in which the Company’s foreign subsidiaries operate. All assets and liabilities of the foreign subsidiaries are translated at the current exchange rate as of the end of the period, and revenue and expenses are translated at average exchange rates in effect during the period. The gain or loss resulting from the process of translating foreign currency financial statements into US dollars is reflected as a foreign currency cumulative translation adjustment and reported as a component of accumulated other comprehensive gain (loss). Foreign currency transaction gains and losses resulting from or expected to result from transactions denominated in a currency other than the functional currency are recognized in other income (expense), net in the consolidated statements of operations and are de minimis for the year ended December 31, 2022 and 11 months ended December 31, 2021.

Comprehensive Loss
Comprehensive Loss
— Comprehensive loss consists of two components including net loss and other comprehensive loss. The Company’s other comprehensive loss consists of foreign currency translation adjustments that result from consolidation of its foreign subsidiaries and unrealized loss on available-for-sale
securities.

Cash, Cash Equivalents and Restricted Cash
Cash, Cash Equivalents and Restricted Cash
— As of December
31, 2022 and December 31, 2021, cash consists primarily of checking and savings deposits. As of December 31, 2022, cash equivalents consist primarily of money market funds. There were no cash equivalents as of December 31, 2021. The Company considers all highly liquid investment securities with remaining maturities at the date of purchase of three months or less to be cash equivalents. These cash equivalents are stated at cost, which approximates fair value.
The Company’s restricted cash balance includes cash whose use is limited by contractual provisions. As of December 31, 2022, there was no restricted cash. As of December 31, 2021, restricted cash consists of cash secured as collateral for letters of credit in favor of the Company’s landlord and its corporate credit card program.
The following table provides a reconciliation of cash, cash equivalents and restricted cash in the consolidated balance sheets to the total amount shown in the consolidated statements of cash flows:

	December 31, 2022	December 31, 2021
Cash	$21,542	$11,729
Cash e quivalents	36,346	—
Restricted cash	—	317

Total cash, cash equivalents and restricted cash	$57,888	$12,046

Investments
Investments
—
The Company classifies its investments in fixed income securities as available-for-sale
debt investments. The Company’s investments consist of U.S Treasury securities, commercial paper, and corporate bonds that have a maturity of one year or less. These investments are recorded in the consolidated balance sheets at fair value. The fair value of our underlying investments is based on observable inputs and classified as Level 1 and Level 2. Unrealized gains and losses on these investments are included as a separate component of Accumulated Other Comprehensive Loss. The Company evaluates its investments to assess whether those with unrealized loss positions are other than temporarily impaired. Impairments are considered other than temporary if they are related to deterioration in credit risk or if it is likely the Company will sell the securities before the recovery of the cost basis. Realized gains and losses and declines in value determined to be other than temporary are determined based on the specific identification method and are reported in other income (expense), net in the statements of operations. See Note 15 for further information on fair value.

Accounts Receivable
Accounts Receivable
— Accounts receivable are recorded at invoice value, net of allowance for doubtful accounts. Unbilled receivables are included in accounts receivable and include amounts that were invoiced subsequent to the period end for which revenue was recognized in advance of the right to invoice. On a periodic basis, management evaluates its accounts receivable and determines whether to provide an allowance or if any accounts should be written off based on a past history of write-offs, collections, and current credit conditions. A receivable is considered past due if the Company has not received payments based on agreed-upon terms. As of December 31, 2022 and December 31, 2021, the Company does not have any allowances for doubtful accounts.

Prepaid expenses and other current assets
Prepaid Expenses and Other Current Assets
— Prepaid expenses and other current assets include prepaid software, prepaid insurance, other prepaid expenses, all of which are expected to be recognized or realized within the next 12 months.

Deferred Offering Costs
Deferred Offering Costs
—The Company capitalizes certain legal, accounting and other third-party fees that are directly associated with the Business Combination or issuance of shares under a registration statement filed with the SEC. After consummation of the Business Combination or issuance of shares, costs allocated to equity-classified instruments are recorded as a reduction to additional paid-in
capital. Costs allocated to liability-classified instruments are expensed.
The
Company incurred $2.3 million of offering costs for the year ended December 31, 2022, which related to filing new registration statements with the SEC after the close of the Business Combination. These costs are incremental to those disclosed in Note 3. A portion of the offering costs amounting to $0.7 million relates to the Common Stock Purchase Agreement with B. Riley Principal Capital II, LLC. As of December 31, 2022, while the registration statement related to the Common Stock Purchase Agreement with B. Riley Principal Capital II, LLC was filed with the SEC, there were no shares issued other than the commitment shares referred to in Note 12. As such $0.7 million of the offering costs were classified as deferred offering costs. As of December 31, 2021, the Company had recorded deferred offering costs of $3.4 million, all of which are related to the Business Combination as discussed in Note 3.

Property and Equipment, Net
Property and Equipment, Net
— Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets. The Company uses an estimated useful life of three years for furniture and other assets and information technology hardware (“IT hardware”), seven years for process equipment, and three to ten years for quantum computing fridges. Leasehold improvements are amortized over the shorter of the lease-term or the estimated useful life of the related asset. Expenditures for repairs and maintenance are expensed as incurred. Upon disposition, the cost and related accumulated depreciation are removed and any resulting gain or loss is reflected in other income (expense) in the consolidated statements of operations.
Long-lived assets, which consist of property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset (asset group) may not be recoverable. When such events or changes in circumstances occur, the Company performs an undiscounted cash flow analysis to determine if an impairment exists and, if so, an impairment loss would be recorded based on the excess of the carrying amount of the asset (asset group) over its fair value. During the year ended December 31, 2022 the Company determined there was a triggering event and an undiscounted cash flow analysis was performed. Based on the results of this analysis, the Company’s long-lived assets were not impaired and no impairment charge was recorded. During the 11 months ended December 31, 2021 no triggering events were noted.

Goodwill
Goodwill
— Goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed in a business combination. Goodwill has an indefinite useful life and is not amortized. The Company reviews its goodwill for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value of the Company may exceed its fair value. The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of the Company is less than its carrying amount, including goodwill. If that is the case, the Company performs a quantitative impairment test, and, if the carrying amount of the Company exceeds its fair value, then the Company will recognize an impairment charge for the amount by which its carrying amount exceeds its fair value, not to exceed the carrying amount of the goodwill.
The Company determined a triggering event existed in the fourth quarter of 2022 resulting from the sustained decline in the Company’s stock price. A quantitative impairment test was performed and as a result, the Company recognized a $5.4 million goodwill impairment charge for the year ended December 31, 2022.

Deferred Financing Costs
Deferred Financing Costs
— The incremental cost, including the fair value of warrants, directly associated with obtaining debt
financing is capitalized as deferred financing costs upon the issuance of the debt and amortized over the term of the related debt agreement using the effective-interest metho
d
with such amortized amounts included as a component of interest expense in the consolidated statements of operations. Unamortized deferred financing costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the related d
e
bt
obligatio
n
.

Public and Private Warrants
Public and Private Warrants
— At the Closing Date of the Business Combination, SNII
had 4,450,000 Private Warrants and
8,625,000
 Public warrants outstanding. Each whole warrant entitles the holder to purchase one share of the Company’s Common Stock at a price of $
11.50
per share, subject to adjustments, and will expire
five years
after the Business Combination or earlier upon redemption or liquidation.

The Private Warrants do not meet the derivative scope exception and are accounted for as derivative liabilities. Specifically, the Private Warrants contain provisions that cause the settlement amounts to be dependent upon the characteristics of the holder of the warrant which is not an input into the pricing of a fixed-for-fixed
option on equity shares. Therefore, the Private Warrants are not considered indexed to the Company’s stock and should be classified as a liability. Since the Private Warrants meet the definition of a derivative, the Company recorded the Private Warrants as liabilities in the consolidated balance sheet at fair value upon the closing, with subsequent changes in the fair value recognized in the consolidated statements of operations at each reporting date. The fair value of the Private Warrants are measured using the Black-Scholes option-pricing model.
The Public Warrants also fail to meet the indexation guidance in ASC 815 and are accounted for as liabilities because they include a provision whereby if there is not an effective registration statement, the warrant holders have a cap of 0.361 shares of Common Stock per warrant (subject to adjustment), on the issuable number of shares in a cashless exercise. Subsequent to the separate listing and trading of the Public Warrants, their fair value has been measured based on the observable listed prices for such warrants. Upon consummation of the Business Combination, the Company recorded a liability related to the Public Warrants of $16.3 million, with an offsetting entry to additional paid-in
capital. On December 31, 2022, the fair value of the Public Warrants decreased to $0.7 million with the corresponding gain from the change in fair value recorded in the consolidated statement of operations for the year ended December 31, 2022.
See Note 13 and 15 for further information on fair value.

Derivative Warrant Liabilities
Derivative Warrant Liabilities
— The
Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 815, “Derivatives and Hedging” (“ASC 815”) at the initial recognition date.
Other than the Public and Private Warrants noted above, the Company also issued warrants to Trinity Capital which are recognized as derivative liabilities in accordance with ASC 815. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period until exercised. The fair value of the warrant liabilities issued were initially measured using the Black- Scholes model and are subsequently remeasured at each reporting period with changes recorded as a component of other (expense) income in the Company’s consolidated statements of operations. During the year ended December 31, 2022 these warrants were exercised and are no longer outstanding.

Earn-Out Liability
Earn-Out
Liability —
At the closing of the Business Combination, the SPAC Sponsor subjected certain Sponsor Vesting Shares to forfeiture and vesting as of the Closing Date if thresholds related to the weighted average price of Common Stock are not met for the duration of various specified consecutive day trading periods during the five-year period following the Closing (the
“Earn-Out
Triggering Events”). Any such shares held by the Sponsor that remain unvested after the fifth anniversary of the Closing will be forfeited.
These Sponsor Vesting Shares are accounted for as liability classified instruments because the
Earn-Out
Triggering Events that determine the number of Sponsor Vesting Shares to be earned back by the Sponsor include outcomes that are not solely indexed to the Common Stock of the Company. The aggregate fair value of the Sponsor Vesting Shares on the Closing Date was estimated using a Monte Carlo simulation model and was determined to be $20.4 million at the Closing Date.
As of December 31, 2022, the
Earn-Out
Triggering Events were not achieved for any of the tranches, and as such, the Company adjusted the carrying amount of the liability to its estimated fair value of $1.2 million. The change in the fair value of $19.2 million for the year ended December 31, 2022 is included in gain on fair value change, net in the condensed consolidated statements of operations.

Significant inputs into the respective valuation models at March 2, 2022 (the initial recognition) and December 31, 2022 are as follows:

Valuation Assumptions	Initial Recognition on March 2, 2022	December 31, 2022

Stock Price	$9.43	$0.73
Simulated trading days	1,198	1,050
Volatility (annual)	30.50%	109.30%
Risk-free rate	1.74%	4.04%
Estimated time to expiration (years)	5.000	4.170

Revenue Recognition
Revenue Recognition
— The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606,
 Revenue from Contracts with Customers
and accounts for certain contract costs in accordance with
ASC 340-40,
 Other Assets and
Deferred
Costs—Contracts with Customers.

The Company recognizes revenue from contracts with customers by applying the following five-step model:

•	Identify the contract with a customer

•	Identify the performance obligations in the contract

•	Determine the transaction price

•	Allocate the transaction price to the performance obligations in the contract

•	Recognize revenue when (or as) performance obligations are satisfied
The Company generates revenue through its Quantum Computing as a Service (“QCaaS”) and development contracts and other services. Access to Rigetti quantum computing systems can be purchased as a quantum computing subscription, or on a usage basis for a specified quantity of hours. Revenue related to subscription-based access to (“QCaaS”) is recognized over time as access to the systems is provided on a ratable basis over the subscription term, which can range from six months to two years. This time-based input measure of progress provides a faithful depiction of the transfer of the services because the benefits the customer obtains generally equals the benefit from its access to the systems throughout the subscription term. Revenue related to usage-based access to Rigetti quantum computing systems is recognized over time as the systems are accessed using an output method based on compute credit hours expended. This output method provides a faithful depiction of the transfer of the services because the customer has purchased a specified quantity of hours of usage that diminishes each time an hour is expended and therefore each hour of access to the systems is considered a discrete delivery of underlying services in these arrangements.
Development contracts are generally multi-year,
non-recurring
arrangements in which the Company provides professional services regarding practical applications of quantum computing to technology and business problems within the customer’s industry or organization and assists the customer in developing quantum algorithms and applications that will provide commercial value to the customer in areas of business interest. Development contracts are typically fixed fee arrangements invoiced on a milestone basis but may also be invoiced on a time and materials or cost reimbursement basis in certain cases. Revenue related to development contracts and other services is recognized over time based on completed milestones or hours or costs incurred as appropriate. Revenue for partially completed milestones deemed probable of being met is recognized using an input measure based on actual labor hours incurred to date relative to total estimated labor hours needed to complete the milestone. This input measure of progress provides a faithful depiction of the transfer of the services because it closely depicts the Company’s efforts or inputs to the satisfaction of the performance obligation. Revenue related to the sale of custom quantum computing components is recognized at a point in time upon acceptance by the customer.

When the Company’s contracts with customers contain multiple performance obligations, the transaction price is allocated on a relative standalone selling price basis to each performance obligation. The Company typically determines standalone selling price based on observable selling prices of our products and services. In instances where standalone selling price is not directly observable, standalone selling price is determined using information that may include market conditions and other observable inputs. Standalone selling price is typically established as a range. In situations in which the stated contract price for a performance obligation is outside of the applicable standalone selling price range and has a different pattern of transfer to the customer than the other performance obligations in the contract, the Company will reallocate the total transaction price to each performance obligation based on the relative standalone selling price of each.
The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring goods and services to the customer. Revenue is recorded based on the transaction price, which includes fixed consideration and estimates of variable consideration. The amount of variable consideration included in the transaction price is constrained and is included only to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
The Company’s contracts with customers may include renewal or other options at fixed prices. Determining whether such options are considered distinct performance obligations that provide the customer with a material right and therefore should be accounted for separately requires significant judgment. Judgment is required to determine the standalone selling price for each renewal option to determine whether the renewal pricing is reflective of standalone selling price or is reflective of a discount that would provide the customer with a material right. Based on the Company’s assessment of standalone selling prices, the Company determined that there were no significant material rights provided to its customers requiring separate recognition.
The timing of revenue recognition may not align with the right to invoice the customer. The Company records accounts receivable when it has the unconditional right to issue an invoice and receive payment, regardless of whether revenue has been recognized. If revenue has not yet been recognized, a contract liability (deferred revenue) is also recorded. If revenue is recognized in advance of the right to invoice, a contract asset or unbilled receivable is recorded, depending on whether the Company’s right to consideration is considered conditional or unconditional. Unbilled receivables are included within accounts receivable in the consolidated balance sheets.
In instances where the timing of revenue recognition differs from the timing of the right to invoice, the Company has determined that a significant financing component generally does not exist. The primary purpose of the Company’s invoicing terms is to provide customers with simplified and predictable ways of purchasing the products and services and not to receive financing from or provide financing to the customer. Additionally, the Company has elected the practical expedient that permits an entity not to recognize a significant financing component if the time between the transfer of a good or service and payment is one year or less.
Payment terms on invoiced amounts are typically net 30 days. The Company does not offer rights of return for its products and services in the normal course of business, and contracts generally do not include service-type warranties that provide any incremental service to the customer beyond providing assurance that the goods and services conform to applicable specifications or customer-specific or subjective acceptance provisions. The Company also excludes from revenue government-assessed and imposed taxes on revenue-generating activities that are invoiced to customers.

Costs of Obtaining and Fulfilling Contracts
Costs of Obtaining and Fulfilling Contracts
— The Company has elected to apply the practical expedient to expense contract acquisition costs as incurred when the expected amortization period is one year or less. The Company capitalizes incremental costs incurred to fulfill its contracts that (i) relate directly to the contract, (ii) are expected to generate resources that will be used to satisfy the Company’s performance obligation(s) under the contract, and (iii) are expected to be recovered through revenue generated under the contract.

Cost of Revenue
Cost of Revenue
— Cost of revenue consists primarily of all direct and indirect cost associated with providing QCaaS offerings and development contracts and other services, including employee salaries and employee related costs, including compensation, bonuses, employee taxes and benefit costs of program management and personnel associated with the delivery of goods and services to customers. Cost of revenue also includes an allocation of facility costs, depreciation and amortization directly related to providing the QCaaS offerings and development contracts
and
other services.

Research and Development
Research and Development
— Research and development costs are expensed as incurred. Research and development expenses include compensation, employee benefits, stock-based compensation, outside consultant fees, allocation of facility costs, depreciation and amortization, materials and components purchased for research and development.

General and Administrative
General and Administrative
— General and administrative expenses include compensation, employee benefits, stock-based compensation, legal, insurance, finance administration and human resources, an allocation of facility costs (including leases), bad debt costs, professional service fees, and an allocation of other general overhead costs including depreciation and amortization to support Rigetti’s operations, which consists of operations other than associated with providing QCaaS offerings and development contracts and other services.

Sales and Marketing
Sales and Marketing —
Sales and marketing expenses consist primarily of compensation including stock-based compensation, employee benefits of sales and marketing employees, outside consultants fees, travel and marketing and promotion costs.

Capitalized Software
Capitalized Software —
The Company capitalizes the costs to develop
its internal-use software
when preliminary development efforts are successfully completed, management has authorized and committed project funding, and it is probable that the project will be completed and the software will be used as intended. Such costs are included in property and equipment in the consolidated balance sheets and are amortized on a straight-line basis over the estimated useful life of the related asset. These capitalized costs are primarily related to the software infrastructure supporting the quantum computing services purchased by customers. Costs incurred in the preliminary stages of development are expensed as incurred. Once an application has reached the development stage, internal and external costs, if direct and incremental, are capitalized until the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of all substantial testing. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional features and functionality. Maintenance costs are expensed as incurred. During the year ended December 31, 2022 and 11 months ended December 31, 2021, no capitalized software has been recorded.

Income Taxes
Income Taxes
— Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2022 and December 31, 2021, the Company has recorded a full valuation allowance against its deferred tax assets. The Company recognizes the effect of income tax positions only if it is more likely than not that those positions will be sustained. Recognized income tax positions are measured at the largest amount that has a greater than 50% likelihood of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in income tax expense.

Net income (loss) per share
Net Loss Per Share
— Basic net loss per common share is computed by dividing the net loss available to Common Stockholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period. Diluted net loss per common share is computed by dividing the net loss available to Common Stockholders adjusted by any preferred stock dividends declared during the period by the weighted average number of common shares and potential common shares outstanding when the impact is not antidilutive. Potential common shares from stock options, unvested restricted stock units and Common Stock warrants are computed using the treasury stock method, while those from convertible Series C and
C-1
Preferred Stock are computed using the
if-converted
method. Contingently issuable shares are included in basic net loss per share only when
there is no circumstance under which those shares would not be issued. Shares issuable for little or no cash consideration shall be considered outstanding common shares and included in the computation of basic net loss per share.

Stock-Based Compensation
Stock-Based Compensation
— The Company accounts for share-based compensation in accordance with ASC 718, Compensation – Stock Compensation. The Company’s share-based compensation awards are all equity-classified and consist of stock options, restricted stock units (“RSU”) and restricted stock awards (“RSA”). Most stock options have service vesting conditions ranging from 1 to 5 years. RSAs are fully vested on grant date. RSUs granted under the Rigetti & Co., Inc. 2013 Equity Incentive Plan (the “2013 Plan”) have a
4-year
service vesting condition and a performance condition linked to the occurrence of a liquidity event defined as a change-in-control
event, successful initial public offering or successful merger with a special purpose acquisition company, which was satisfied at the Closing. RSUs granted under the Rigetti Computing, Inc. 2022 Equity Incentive Plan (the “2022 Plan”) have a service vesting condition only. The Company occasionally issues awards that might have different vesting conditions.
Compensation expense is based on the grant-date fair value of the awards and recognized over the requisite service period using a straight-line method for awards that have a service only condition. Compensation expense for awards with service and performance and/or market conditions is recognized using a graded vesting method. Compensation expense for RSAs is recognized fully on grant date. Compensation expenses for awards with a market condition are recognized over the requite service period regardless of whether the market condition is met unless the service requirement is not met. The Company has elected to account for forfeitures of employee stock awards as they occur.

Fair Value Measurements
Fair Value Measurements
— The Company reports all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis... Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1—Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2—Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.
Level 3—Inputs are unobservable for the asset or liability.
The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest-level input that is significant to the fair value measurement in its entirety.

Concentration of Credit Risk
Concentrations of Credit Risk
— Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments in the form of commercial paper and corporate bonds, and trade accounts receivable. The Company’s cash and cash equivalents and short-term investments are placed with high-credit-quality financial institutions, and at times exceed federally insured limits. To date, the Company has not experienced any credit loss relating to its cash and cash equivalents or short-term investments.
Significant
customers that represent 10% or more of revenue are set forth in the following tables:

	For the Year Ended December 31,	For the 11 months ended December 31,
Customer	2022	2021

Customer A	33%	16%
Customer B	18%	20%
Customer C	15%	15%
Customer D	14%	29%
Customer E	11%	*
Customer F	*	17%
*Customer accounted for less than 10% of revenue in the respective period
Significant customers that represent 10% or more of accounts receivable are set forth in the following tables:

	December 31,	December 31,
Customer	2022	2021
Customer A	65%	*
Customer B	13%	35%
Customer C	10%	34%
Customer D	*	29%
*Customer accounted for less than 10% of accounts receivable in the respective period
Sales to government entities comprised 81.3% and 80.0% of the Company’s total revenue for the year ended December 31, 2022 and 11 months ended December 31, 2021, respectively.

Recently Issued Accounting Pronouncements
Recently Adopted Accounting Pronouncements
— In February 2016, the FASB issued ASU
2016-0
2,
Leases and related subsequently issued ASUs (collectively, “Topic 842”), which supersedes Topic 840. From a lessee perspective, the core principle of Topic 842 is that a lessee should recognize the assets and liabilities that arise from leases. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use
(“ROU”) asset representing its right to use the underlying asset for the lease term. There continues to be a differentiation between finance leases (which replace capital leases as so identified under Topic 840) and operating leases. However, the principal difference from the previous guidance is that the lease assets and lease liabilities arising from operating leases should be recognized in the statement of financial position. The updated guidance also requires additional quantitative and qualitative disclosures and allows various practical expedients.
The Company adopted Topic 842 effective January 1, 2022, using the modified retrospective transition option of applying the new standard at the adoption date for all leases with an original term greater than 12 months. The Company elected the package of practical expedients requiring no reassessment of (i) whether any expired or existing contracts are or contain leases, (ii) the lease classification of any expired or existing leases, or (iii) initial direct costs for any existing leases. Adoption of the standard had a material impact on the Company’s consolidated balance sheet by recognizing operating lease ROU assets and operating lease liabilities but did not have an impact on its consolidated statement of operations or cash flows on the date of adoption. The adoption of Topic 842 was recorded as of January 1, 2022 and resulted in the recognition of operating lease ROU assets and operating lease liabilities of $6.3 million and $6.6 million respectively and a $0.3 million adjustment to deferred rent, with no impact to

accumulated deficit as of January 1, 2022. The period ended December 31, 2021 continues to be reported in accordance with the Company’s historic accounting under previous lease guidance, Topic 840.
The Company determines if an arrangement includes a lease at inception. Operating leases are included in the Company’s balance sheet as operating lease ROU assets and operating lease liabilities as of December 31, 2022.

Operating lease ROU assets represent the Company’s right to use an underlying asset for the lease term and operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. In determining the net present value of its lease payments, the Company uses an estimated incremental borrowing rate that is applicable to the Company based on the information available at the later of the lease commencement date, lease modification date, or the date of adoption of Topic 842. The operating lease ROU assets also include any lease payments made less lease incentives. The Company’s leases may include options to extend or terminate the lease, which is considered in the lease term when it is reasonably certain that the Company will exercise any such options. Lease expense is recognized on a straight-line basis over the expected lease term, taking into account adjustments for provisions such as free rent, escalating base monthly rental payments or deferred payment terms such as rent holidays that defer the commencement date of required payments. The Company has elected not to apply the recognition requirements of Topic 842 for short-term leases. The Company considers leases with a term of 12 months or less at the date of commencement to be short-term.
In May 2021, the FASB issued ASU No.
2021-04, Earnings
Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic
470-50),
Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic
815-40):
Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (“ASU
2021-04”).
The guidance in ASU
2021-04 clarifies
and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options that remain equity classified after modification or exchange. The standard is effective for public companies for fiscal years, and interim periods within those fiscal ye
a
rs,
beginning after December 15, 2021.The
Company adopted ASU 2021-04 as
of January 1, 2022. The adoption of ASU
2021-04 did
not have an impact on the Company’s financial position and results of operations.
In December 2019, the FASB issued ASU
2019-12, Income
Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. ASU
2019-12
removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. The Company adopted this ASU on January 1, 2022. Adoption did not have a significant impact on the Company’s financial statements or related disclosures.

Recently Issued Accounting Pronouncements Not Yet Adopted
Recently Issued Accounting Pronouncements Not Yet Adopted
— In June 2022, the FASB issued ASU
2022-03, ASC
Subtopic 820 “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”. The FASB issued this update (1) to clarify the guidance in Topic 820, Fair Value Measurement, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) to amend a related illustrative example, and (3) to introduce new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The ASU is effective for the Company after December 15, 2024, and interim periods within those fiscal years, with early adoption permitted. The Company is still evaluating the impact of this pronouncement on the consolidated financial statements.
In August 2020, the FASB issued ASU
No. 2020-06,
Debt - (Topic 815) (“ASU
No. 2020-06”),
which simplifies an issuer’s accounting for convertible instruments and its application of the derivatives scope exception for contracts in its own equity. The amendments in ASU No.
2020-06 are
effective for public companies, other than smaller reporting companies, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after Dece
m
ber 15, 2020, including interim periods within those fiscal years. The Company is still evaluating the impact of this pronouncement on the consolidated financial statements.
In April 2019, the FASB issued
ASU 2019-04, Codification Improvements
to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments.
ASU No. 2019-04 was
issued as part of the FASB’s ongoing project to improve upon its Accounting Standards Codification (ASC), and to clarify and improve areas of guidance related to recently issued standards on credit losses, hedging, and recognition and measurement. For entities that have not yet adopted the guidance in
Update 2016-13, the
effective dates and the transition requirements for these amendments are the same as the effective date and transition requirements in
Update 2016-13. The
amendments related to ASC 326 are effective for the Company as of January 1, 2023. The adoption of the ASU is not expected to have a material impact on its consolidated financial statements.